Pension commitments (Tables)	12 Months Ended
Oct. 31, 2020
Pension commitments [Abstract]
Defined Contribution Schemes
Pension costs for defined contributions schemes are as follows:

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Continuing operations	Note	$m	$m	$m
Defined contribution schemes	29	31.2	32.7	43.3

Defined Benefit Schemes
	October 31, 2020	October 31, 2019
	$m	$m
Within non-current assets:
Long-term pension assets	18.2	17.1

Within non-current liabilities:
Retirement benefit obligations	(155.0)	(141.4)

Movement on Long-term Pension Assets
The movement on the long-term pension assets is as follows:

		October 31, 2020	October 31, 2019
	Note	$m	$m
As at November 1		17.1	16.7
Reclassification to assets held for sale		-	0.1
Transfer to plan assets		(0.4)	-
Interest on non-plan assets	6	0.2	0.3
Benefits paid		(0.1)	(0.1)
Contributions		0.3	0.3

Included within other comprehensive income:
- Change in fair value assessment		0.4	0.4
		0.4	0.4

Effects of movements in exchange rates		0.7	(0.6)
As at October 31		18.2	17.1

Included within other comprehensive income:
Continuing operations		0.4	0.3
Discontinued operation		-	0.1
		0.4	0.4

Retirement Benefit Obligations
The following amounts have been included in the consolidated statement of comprehensive income for defined benefit pension arrangements:

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Current service charge		10.4	9.0	12.6
Past service charge		-	-	(5.5)
Charge to operating (loss)/profit	29	10.4	9.0	7.1

Current service charge – discontinued operations		-	0.1	0.3

Interest on pension scheme liabilities		3.1	4.2	5.2
Interest on pension scheme assets		(1.3)	(1.8)	(2.4)
Charge to finance costs	6	1.8	2.4	2.8

Total continuing charge to (loss)/profit for the period		12.2	11.5	10.2

Movements in Equity
The following amounts have been recognized as movements in the statement of other comprehensive income:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31,2018
	$m	$m	$m
Actuarial return on assets excluding amounts included in interest income	1.8	5.9	0.6

Re-measurements – actuarial gains/(losses):
- Demographic	-	(1.6)	0.3
- Financial	(0.6)	(38.8)	(11.1)
- Experience	3.0	8.4	1.9
	2.4	(32.0)	(8.9)

Reclassification from defined contribution scheme or other assets and liabilities to defined benefit scheme	(4.6)	-	(2.1)
Movement in the period	(0.4)	(26.1)	(10.4)

Continuing operations	(0.4)	(26.2)	(8.9)
Discontinued operation	-	0.1	(1.5)
	(0.4)	(26.1)	(10.4)

Weighted Average Key Assumptions Used for Valuation of Schemes
The weighted average key assumptions used for the valuation of the schemes were:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Rate of increase in final pensionable salary	2.50%	3.09%	2.64%	2.50%	3.09%	2.65%
Rate of increase in pension payments	1.50%	1.50%	1.50%	1.75%	1.50%	1.75%
Discount rate	0.79%	1.41%	0.90%	1.09%	1.71%	1.20%
Inflation	1.50%	1.25%	1.47%	1.75%	1.16%	1.69%

Average Life Expectancy of Pensioner
These assumptions translate into a weighted average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Retiring at age 65 at the end of the reporting year:
Male	20	22	20	20	20	20
Female	24	25	24	23	23	23

Retiring 15 years after the end of the reporting year:
Male	22	23	22	22	23	22
Female	26	26	25	25	26	25

Net Liability Arising from Obligations in Respect of Defined Benefit Schemes
The net liability included in the consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Present value of defined benefit obligations	248.4	54.9	303.3	213.5	48.0	261.5
Fair values of plan assets	(119.1)	(29.2)	(148.3)	(92.0)	(28.1)	(120.1)
	129.3	25.7	155.0	121.5	19.9	141.4

Movements in Defined Benefit Obligations
The defined benefit obligation has moved as follows:

	October 31, 2020
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4
Current service cost	6.9	-	6.9	3.5	-	3.5	10.4	-	10.4
Reclassification from other liabilities/assets	14.7	(17.8)	(3.1)	1.5	-	1.5	16.2	(17.8)	(1.6)
Transfer from long-term pension assets	-	(0.4)	(0.4)	-	-	-	-	(0.4)	(0.4)
Benefits paid	(0.6)	0.6	-	(2.9)	2.9	-	(3.5)	3.5	-
Contributions by plan participants	1.1	(1.1)	-	0.6	(0.6)	-	1.7	(1.7)	-
Contribution by employer	-	(0.7)	(0.7)	-	(2.3)	(2.3)	-	(3.0)	(3.0)
Interest cost/(income) (note 6)	2.3	(1.0)	1.3	0.8	(0.3)	0.5	3.1	(1.3)	1.8

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	-	-	-	-	-	-	-	-	-
- Financial	(0.4)	-	(0.4)	1.0	-	1.0	0.6	-	0.6
- Experience	(2.0)	-	(2.0)	(1.0)	-	(1.0)	(3.0)	-	(3.0)

Actuarial return on assets excluding amounts included in interest income	-	(2.4)	(2.4)	-	0.6	0.6	-	(1.8)	(1.8)
Reclassification to defined benefit scheme	3.1	-	3.1	1.5	-	1.5	4.6	-	4.6
	0.7	(2.4)	(1.7)	1.5	0.6	2.1	2.2	(1.8)	0.4
Effects of movements in exchange rates	9.8	(4.3)	5.5	1.9	(1.4)	0.5	11.7	(5.7)	6.0

At October 31, 2020	248.4	(119.1)	129.3	54.9	(29.2)	25.7	303.3	(148.3)	155.0

	October 31, 2019
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	173.8	(82.1)	91.7	47.4	(28.7)	18.7	221.2	(110.8)	110.4
Reclassification to assets held for sale	0.3	-	0.3	0.2	(0.2)	-	0.5	(0.2)	0.3
Current service cost	6.0	-	6.0	3.1	-	3.1	9.1	-	9.1
Benefits paid	(0.4)	0.3	(0.1)	(4.2)	4.1	(0.1)	(4.6)	4.4	(0.2)
Contributions by plan participants	1.5	(1.5)	-	0.3	(0.3)	-	1.8	(1.8)	-
Contribution by employer	-	(0.3)	(0.3)	-	(4.2)	(4.2)	-	(4.5)	(4.5)
Interest cost/(income) (note 6)	3.1	(1.5)	1.6	1.1	(0.3)	0.8	4.2	(1.8)	2.4

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	1.6	-	1.6	-	-	-	1.6	-	1.6
- Financial	34.0	-	34.0	4.8	-	4.8	38.8	-	38.8
- Experience	(3.2)	-	(3.2)	(5.2)	-	(5.2)	(8.4)	-	(8.4)

Actuarial return on assets excluding amounts included in interest income	-	(8.0)	(8.0)	-	2.1	2.1	-	(5.9)	(5.9)
	32.4	(8.0)	24.4	(0.4)	2.1	1.7	32.0	(5.9)	26.1
Effects of movements in exchange rates	(3.2)	1.1	(2.1)	0.5	(0.6)	(0.1)	(2.7)	0.5	(2.2)

At October 31, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4

Major Categories of Plan Assets
The major categories of the plan assets are as follows:

	October 31, 2020
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	49.3	-	49.3	-	6.4	6.4	49.3	6.4	55.7
- Debt instruments	63.3	-	63.3	2.6	4.9	7.5	65.9	4.9	70.8
- Real estate	-	-	-	-	2.9	2.9	-	2.9	2.9
Cash and cash equivalents	-	-	-	-	2.6	2.6	-	2.6	2.6
Re-insurance contracts with guaranteed interest rates *	-	6.5	6.5	-	-	-	-	6.5	6.5
Other	-	-	-	-	9.8	9.8	-	9.8	9.8
Total	112.6	6.5	119.1	2.6	26.6	29.2	115.2	33.1	148.3

	October 31, 2019
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	39.8	-	39.8	-	5.5	5.5	39.8	5.5	45.3
- Debt instruments	46.6	-	46.6	3.0	6.0	9.0	49.6	6.0	55.6
- Real estate	-	-	-	-	3.1	3.1	-	3.1	3.1
Cash and cash equivalents	-	-	-	-	1.7	1.7	-	1.7	1.7
Re-insurance contracts with guaranteed interest rates *	-	5.6	5.6	-	-	-	-	5.6	5.6
Other	-	-	-	-	8.8	8.8	-	8.8	8.8
Total	86.4	5.6	92.0	3.0	25.1	28.1	89.4	30.7	120.1

* The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Sensitivity of Defined Benefit Obligation
The weighted average duration of the defined benefit obligation is 23 years for Germany and 14 years for all other schemes.

	Germany				Rest of World
	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(10.5%)	0.50%	12.1%	0.50%	(6.5%)	0.50%	7.3%

Price inflation/rate of increase in pension payments*	0.25%	3.4%	0.25%	(3.2)%	0.25%	0.9%	0.25%	(0.9)%

Salary growth rate	0.50%	1.1%	0.50%	(1.1)%	0.50%	2.7%	0.50%	(2.8)%

Life expectancy	1 year	3.9%	-	-	1 year	2.0%	-	-